SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     09/30/2002
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 12, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $71425 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      234     2130 SH       SOLE                                       2130
Abbott Labs                    COM              002824100      211     5222 SH       SOLE                                       5222
Albertsons Inc.                COM              013104104      336    13925 SH       SOLE                                      13925
American International Group   COM              026874107     2575    47073 SH       SOLE                                      47073
Automatic Data Processing      COM              053015103     1869    53764 SH       SOLE                                      53764
BP PLC                         COM              055622104     1652    41405 SH       SOLE                                      41405
Bristol Myers Squibb           COM              110122108     1000    42000 SH       SOLE                                      42000
Canon Inc. ADR                 COM              138006309     1870    58670 SH       SOLE                                      58670
ChevronTexaco                  COM              166751107      392     5658 SH       SOLE                                       5658
Cisco Systems                  COM              17275R102      267    25471 SH       SOLE                                      25471
Coca-Cola                      COM              191216100     2850    59415 SH       SOLE                                      59415
Compass Bancshares Inc.        COM              20449H109     2722    92300 SH       SOLE                                      92300
Donaldson Co.                  COM              257651109     2837    82628 SH       SOLE                                      82628
Dover Corp.                    COM              260003108     1763    69465 SH       SOLE                                      69465
Emerson Electric               COM              291011104     1839    41845 SH       SOLE                                      41845
Exxon Mobil                    COM              30231G102     1669    52316 SH       SOLE                                      52316
General Electric               COM              369604103      713    28905 SH       SOLE                                      28905
H J Heinz Co.                  COM              423074103     1428    42802 SH       SOLE                                      42802
Home Depot                     COM              437076102     1049    40177 SH       SOLE                                      40177
Illinois Tool Works            COM              452308109     2633    45143 SH       SOLE                                      45143
Intel Corp.                    COM              458140100      300    21611 SH       SOLE                                      21611
Johnson & Johnson              COM              478160104     3688    68196 SH       SOLE                                      68196
Luminex Corp                   COM              55027E102      375    53241 SH       SOLE                                      53241
Merck                          COM              589331107     2777    60747 SH       SOLE                                      60747
Microsoft Corp                 COM              594918104     1721    39355 SH       SOLE                                      39355
Molex Inc.                     COM              608554101     1650    70146 SH       SOLE                                      70146
National Instruments Corp.     COM              636518102      375    17125 SH       SOLE                                      17125
Nokia                          COM              654902204      330    24888 SH       SOLE                                      24888
Nordson Corp.                  COM              655663102     1817    76545 SH       SOLE                                      76545
Oracle Corp.                   COM              68389x105      280    35658 SH       SOLE                                      35658
Pepsico Inc.                   COM              713448108      350     9464 SH       SOLE                                       9464
Pfizer, Inc.                   COM              717081103      710    24474 SH       SOLE                                      24474
Philip Morris                  COM              718154107      254     6559 SH       SOLE                                       6559
Procter & Gamble               COM              742718109     3522    39407 SH       SOLE                                      39407
Reuters Group PLC              COM              76132m102      432    20037 SH       SOLE                                      20037
Royal Dutch                    COM              780257804     1979    49262 SH       SOLE                                      49262
SBC Communications             COM              78387G103     1291    64248 SH       SOLE                                      64248
San Juan Basin Royalty Trust   COM              798241105     3754   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     1523    71425 SH       SOLE                                      71425
Schlumberger Ltd               COM              806857108     1424    37014 SH       SOLE                                      37014
Sigma-Aldrich                  COM              826552101     2529    51325 SH       SOLE                                      51325
Sysco Corp.                    COM              871829107     2852   100464 SH       SOLE                                     100464
Telefonica de Espana           COM              879382208      406    18158 SH       SOLE                                      18158
Unilever N.V.                  COM              904784709     2059    34639 SH       SOLE                                      34639
W.W. Grainger                  COM              384802104     2374    55795 SH       SOLE                                      55795
Wal-Mart Stores                COM              931142103     1779    36137 SH       SOLE                                      36137
Weyerhaeuser                   COM              962166104      966    22070 SH       SOLE                                      22070
REPORT SUMMARY		       47 DATA RECORDS		     71425         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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